Loans receivable - Carrying amount of Loan receivable (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Loans receivable
Conversion of loan receivable into shares		$ (4,328)
Castcrown Ltd
Loans receivable
Percentage Of Cases In Which Borrower Will Be In Default	100.00%
MX Capital Ltd
Loans receivable
Percentage Of Cases In Which Borrower Will Be In Default	100.00%
Fair Value Of Shares Pledged As Security	$ 0
Financial assets, at fair value	$ 0
LEVELAPP Ltd
Loans receivable
Percentage Of Cases In Which Borrower Will Be In Default	100.00%
Fair Value Of Shares Pledged As Security	$ 0
Loans to corporate entities
Loans receivable
Financial assets at beginning of period	1,490	226
New loans granted	94	1,171
Repayment of principal	(1,086)	(401)
Interest charged	17	22
Write-back of loans receivable		415
Foreign exchange (gain) / loss	(5)	57
Expected credit losses/change in fair value		4,328
Financial assets at end of period		1,490
Financial assets, at fair value	$ 510	$ 1,490